Average Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	J.P. Morgan Emerging Market Bond Index Global Diversified One Year	J.P. Morgan Emerging Market Bond Index Global Diversified Five Years	J.P. Morgan Emerging Market Bond Index Global Diversified Ten Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index One Year	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Five Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	12.70%	1.14%	0.09%	11.43%	1.83%	1.85%	7.48%	5.16%	3.96%	Sep. 03, 2015	4.84%	2.68%	1.73%	5.46%	3.39%	2.29%	11.39%	6.12%	4.56%	Sep. 03, 2015	11.46%	6.19%	4.57%	Feb. 04, 2013